FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Accounts payable and accrued liabilities	$ 3,260,000	$ 2,068,000
Amounts due to related parties	163,000	154,000
Total	1,069,000	$ 486,000
More Than 5 Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Amounts due to related parties	0
Minimum rental and lease payments	462,000
Finance lease obligations	0
Total	462,000
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Amounts due to related parties	0
Minimum rental and lease payments	331,000
Finance lease obligations	714,000
Total	1,045,000
Financial Instruments [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	3,260,000
Amounts due to related parties	163,000
Minimum rental and lease payments	889,000
Finance lease obligations	1,152,000
Total	5,464,000
Less Than One Year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	3,260,000
Amounts due to related parties	163,000
Minimum rental and lease payments	96,000
Finance lease obligations	438,000
Total	$ 3,957,000